SCHEDULE OF TRANSACTION EXCHANGE RATES (Details)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6667	0.6571	0.6693
Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6521	0.6468	0.6557